As filed with the Securities and Exchange Commission on December 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2012

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at October 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 79.3%
Capital Markets: 8.6%
145,500	Diamond Hill Investment Group	$11,200,590
1,500,000	LPL Financial Holdings, Inc.	43,800,000
2,900,000	TD Ameritrade Holding Corp.	45,501,000
		100,501,590
Consumer Finance: 0.2%
93,273	White River Capital, Inc.	2,110,302
Diversified Financial Services: 8.9%
800,000	Bank of America Corp.	7,456,000
2,000,000	Moody's Corp.	96,320,000
		103,776,000
Diversified Operations: 3.3%
1,700,000	Leucadia National Corp.	38,590,000
Hotels, Restaurants & Leisure: 1.6%
10,000,000	Bwin.Party Digital Entertainment	19,349,008
Industrial Services & Distributions: 0.8%
1,300,000	Diploma PLC	9,390,159
Insurance: 8.9%
200,000	Berkshire Hathaway, Inc. - Class B *	17,270,000
1,200,000	Hartford Financial Services Group, Inc.	26,052,000
130,000	Markel Corp. *	61,352,199
		104,674,199
IT Services: 14.7%
300,000	Computer Services, Inc.	8,190,000
245,000	Mastercard, Inc.	112,927,850
370,000	Visa, Inc.	51,341,200
		172,459,050
Machinery: 1.5%
500,000	Colfax Corp. *	17,195,000
Media: 6.4%
1,000,000	DIRECTV *	51,110,000
621,348	Lamar Advertising Co. *	24,387,909
		75,497,909
Multiline Retail: 6.2%
1,300,000	Dollar Tree, Inc. *	51,831,000
128,491	Sears Canada, Inc.	1,491,072
300,000	Sears Holdings Corp. *	18,801,000
		72,123,072
Professional Services: 3.5%
800,000	Verisk Analytics, Inc.	40,800,000
Software: 1.0%
130,000	FactSet Research Systems, Inc.	11,771,500
Specialty Retail: 11.9%
500,000	Monro Muffler Brake, Inc.	16,960,000
500,000	O'Reilly Automotive, Inc. *	42,840,000
1,300,000	Ross Stores, Inc.	79,235,001
		139,035,001

Technology: 1.8%
35,000	Apple, Inc.	20,828,500
TOTAL COMMON STOCKS
(Cost $771,976,493)		928,101,290
CONVERTIBLE PREFERRED STOCK: 1.0%
Insurance: 1.0%
550,000	Hartford Financial Services Group, Inc.	11,247,500
TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $13,833,316)		11,247,500
PARTNERSHIPS & TRUSTS: 7.8%
Real Estate Investment Trusts: 7.8%
900,000	American Tower Corp.	67,761,000
1,500,000	Annaly Capital Management, Inc.	24,210,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $71,206,793)		91,971,000
Principal Amount
ASSET BACKED BONDS: 2.5%
	Carmax Auto Owner Trust
$15,000,000	0.230%, 10/15/13	15,000,278
	Porsche Innovative Lease Owner Trust
14,000,000	0.250%, 10/21/13 ^	14,000,364
TOTAL ASSET BACKED BONDS
(Cost $29,000,000)		29,000,642
CORPORATE BONDS: 5.8%
	American Express
11,000,000	5.500%, 4/16/13	11,256,355
	Bank One Corp.
10,000,000	5.250%, 1/30/13	10,113,020
	Berkshire Hathaway Financial Corp.
26,000,000	4.500%, 1/15/13	26,214,474
	GlaxoSmithKline Capital, Inc.
10,000,000	4.850%, 5/15/13	10,236,520
	Morgan Stanley
10,000,000	0.820%, 10/15/15 #	9,648,100
TOTAL CORPORATE BONDS
(Cost $67,114,048)		67,468,469
SHORT-TERM INVESTMENTS: 3.4%
Commercial Paper: 3.4%
20,000,000	Collateralized Commercial Paper Co., LLC, 0.003%, 11/15/2012	19,997,744
20,000,000	Collateralized Commercial Paper Co., LLC, 0.003%, 12/14/2012	19,992,117
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,989,861)		39,989,861

TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $993,120,511)		1,167,778,762
Other Assets in Excess of Liabilities: 0.2%		1,992,868
TOTAL NET ASSETS: 100.0%		$1,169,771,630

*	Non-income producing security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $14,000,364 or 1.2% of net assets.

#	Variable rate security. Rate disclosed as of October 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at October 31, 2012 was as follows+:

Cost of investments	$993,564,385
Gross unrealized appreciation	197,497,167
Gross unrealized depreciation	(23,282,790)
Net unrealized appreciation	$174,214,377

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Akre Focus Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at October 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2012. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$306,004,990	$-	$-	$306,004,990
Financials	347,541,789	2,110,302	-	349,652,091
Industrials	57,995,000	-	-	57,995,000
Information Technology	214,449,209	-	-	214,449,209
Convertible Preferred Stock	11,247,500	-	-	11,247,500
Partnerships & Trusts	91,971,000	-	-	91,971,000
Asset Backed Bonds	-	29,000,642	-	29,000,642
Corporate Bonds	-	67,468,469	-	67,468,469
Short-Term Investments	-	39,989,861	-	39,989,861
Total Investments in Securities	$1,029,209,488	$138,569,274	$-	$1,167,778,762

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)             /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date             12/20/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date            12/20/12

By (Signature and Title)*           /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date            12/21/12

* Print the name and title of each signing officer under his or her signature.